Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information:
Entity Registrant Name	Peekay Boutiques, Inc.
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Entity Central Index Key	0001595552
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3